Variable Interest Entities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Variable Interest Entities [Abstract]
VARIABLE INTEREST ENTITIES
5.	VARIABLE INTEREST ENTITIES

SOC Telemed, Inc. holds a variable interest in Tele-Physicians, P.C. (d/b/a California Tele-Physicians), Tele-Physicians, P.C. (d/b/a Georgia Tele-Physicians), Tele-Physicians, P.C. (d/b/a New Jersey Tele-Physicians), and Tele-Physicians, P.A. (d/b/a Texas Tele-Physicians) (collectively, the "Tele-Physicians Practices") which contract with physicians in order to provide services to the customers. SOC Telemed, Inc. and the Tele-Physicians Practices have entered into a management services agreement with each other. Under these agreements, SOC Telemed, Inc. agrees to serve as the sole and exclusive administrator of all non-clinical, day-to-day operations and business functions required for the operation of each Tele-Physicians Practice, including business support services, contracting support with customers and payers, accounting, billing and payables support, technology support, licensing exclusive telemedicine technologies, and working capital support to cover the expenses of each Tele-Physicians Practice. The Tele-Physicians Practices are considered variable interest entities ("VIE" or "VIEs") since they do not have sufficient equity to finance their activities without additional subordinated financial support. An enterprise having a controlling financial interest in a VIE must consolidate the VIE if it has both power and benefits — that is, it has (1) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance (power) and (2) the obligation to absorb losses of the VIE that potentially could be significant to the VIE or the right to receive benefits from the VIE that potentially could be significant to the VIE (benefits). Under the management services agreements, SOC Telemed, Inc. has the power and rights to direct all non-clinical activities of the professional corporations and funds and absorbs all losses of the VIEs. Therefore, each of the Tele-Physicians Practices are consolidated with SOC Telemed, Inc.

NeuroCall and JSA Health are wholly owned subsidiaries and as such are consolidated by SOC Telemed, Inc. JSA Health comprises four entities: JSA Health Corporation ("Corporate"), JSA Health California LLC ("LLC"), JSA Health California PC ("CAPC"), and JSA Health Texas PLLC ("PLLC"). CAPC and PLLC are medical practices (the "JSA Medical Practices") and Corporate and LLC provide management services to the JSA Medical Practices (the "JSA Management Companies"). More specifically, Corporate and PLLC have entered into a management services agreement with each other, and LLC and CAPC have entered into a management services agreement with each other. As a result, Corporate and LLC hold variable interests in their respective JSA Medical Practices which contract with physicians in order to provide services to Corporate and LLC. The JSA Medical Practices are considered VIEs since they do not have sufficient equity to finance their activities without additional subordinated financial support. These relationships are similar to the relationship between SOC Telemed, Inc. and the Tele-Physician Practices. Therefore, each of the JSA Medical Practices are consolidated with JSA Health.

Access Physicians is a wholly owned subsidiary and as such is consolidated by SOC Telemed, Inc. Access Physicians comprises four entities: Access Physicians Management Services Organization, LLC ("AP"), Access Physicians, PLLC ("AP PLLC"), AP US 9, PC ("US 9"), and AP US 14, PA ("US 14"). AP PLLC, US 9, and US 14 are medical practices (the "AP Medical Practices") and AP provides management services to the AP Medical Practices. More specifically, AP PLLC, US 9, and US 14 have entered into a management services agreement with AP. As a result, AP holds variable interests in the AP Medical Practices which contract with physicians in order to provide services to AP. The AP Medical Practices are considered VIEs since they do not have sufficient equity to finance their activities without additional subordinated financial support. These relationships are similar to the relationships between SOC and the Tele-Physician Practices. Therefore, each of the AP Medical Practices are consolidated with Access Physicians.

SOC Telemed, Inc. consolidates certain VIEs for which it was determined to be the primary beneficiary. The assets of the consolidated VIEs may only be used to settle obligations of the consolidated VIEs, if any. In addition, there is no recourse to the Company for the consolidated VIEs' liabilities. SOC Telemed, Inc. reassesses whether changes in the facts and circumstances regarding the Company's involvement with a VIE could cause a change in its conclusions related to consolidation. Changes in consolidation status are applied prospectively.

5.	VARIABLE INTEREST ENTITIES

SOC Telemed, Inc. holds a variable interest in the Tele-Physicians Practices which contract with physicians in order to provide services to the clients. SOC Telemed, Inc. and the Tele-Physicians Practices have entered into a management services agreement with each other. Under these agreements, SOC Telemed, Inc. agrees to serve as the sole and exclusive administrator of all non-clinical, day-to-day operations and business functions required for the operation of each Tele-Physicians Practice, including business support services, contracting support with clients and payers, accounting, billing and payables support, technology support, licensing exclusive telemedicine technologies, and working capital support to cover the expenses of each Tele-Physicians Practice. The Tele-Physicians Practices are considered variable interest entities ("VIE" or "VIEs") since they do not have sufficient equity to finance their activities without additional subordinated financial support. An enterprise having a controlling financial interest in a VIE must consolidate the VIE if it has both power and benefits — that is, it has (1) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance (power) and (2) the obligation to absorb losses of the VIE that potentially could be significant to the VIE or the right to receive benefits from the VIE that potentially could be significant to the VIE (benefits). Under the management services agreements, SOC Telemed, Inc. has the power and rights to direct all non-clinical activities of the professional corporations and funds and absorbs all losses of the VIEs. Therefore, each of the Tele-Physicians Practices are consolidated with SOC Telemed, Inc.

NeuroCall and JSA Health are wholly owned subsidiaries and as such are consolidated by SOC Telemed, Inc. JSA Health comprises four entities: JSA Health Corporation ("Corporate"), JSA Health California LLC ("LLC"), JSA Health California PC ("CAPC"), and JSA Health Texas PLLC ("PLLC"). CAPC and PLLC are medical practices (the "Medical Practices") and Corporate and LLC provide management services to the Medical Practices (the "Management Companies"). More specifically, Corporate and PLLC have entered into a management services agreement with each other, and LLC and CAPC have entered into a management services agreement with each other. As a result, Corporate and LLC hold variable interests in their respective Medical Practices which contract with physicians in order to provide services to Corporate and LLC. The Medical Practices are considered VIEs since they do not have sufficient equity to finance their activities without additional subordinated financial support. These relationships are similar to the relationship between SOC Telemed, Inc. and the Tele-Physician Practices. Therefore, each of the Medical Practices are consolidated with JSA Health.

SOC Telemed, Inc. consolidates certain VIEs for which it was determined to be the primary beneficiary. The assets of the consolidated VIEs may only be used to settle obligations of the consolidated VIEs, if any. In addition, there is no recourse to the Company for the consolidated VIEs' liabilities. SOC Telemed, Inc. reassesses whether changes in the facts and circumstances regarding the Company's involvement with a VIE could cause a change in its conclusions related to consolidation. Changes in consolidation status are applied prospectively.